Document and Entity Information	12 Months Ended
Dec. 31, 2019 shares
Cover [Abstract]
Entity Registrant Name	TODOS MEDICAL LTD.
Entity Central Index Key	0001645260
Document Type	20-F/A
Document Period End Date	Dec. 31, 2019
Amendment Flag	true
Amendment Description	Todos Medical Ltd. (the "Company") is filing this Amendment No. 1 on Form 20-F/A (this "Amendment") to its Annual Report on Form 20-F for the fiscal year ended December 31, 2019 (the "Original Report"), which was originally filed with the Securities and Exchange Commission (the "SEC") on June 15, 2020. The purpose of this Form 20-F/A is to add to the Form 20-F, the audited financial statements of the Company for the year ended December 31, 2017 (the "2017 Financial Statements") which were inadvertently omitted from the Original Report. In addition, disclosure related to the 2017 Financial Statements has been added to the Operating and Financial Review and Prospects section of this Amendment.In addition, as required by Rule 12b-15 under the Exchange Act, new certifications by the Company's principal executive officer and principal financial officer are filed herewith as exhibits to this Amendment, under Item 19 hereof, pursuant to Rule 13a-14(a) or 15d-14(a) of the Exchange Act. The Company is also including the certifications required under Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) (Section 906 of the Sarbanes-Oxley Act of 2002).Except as described in this Explanatory Note, this Amendment does not amend any other information set forth in the Original Report, and the Company has not updated disclosures to reflect any events that occurred subsequent to June 15, 2020.The following information is required by the SEC order issued on March 25, 2020 (Release No. 34-88465) (the "SEC Order"), which provides conditional relief to public companies that are unable to timely comply with their filing obligations as a result of the novel Coronavirus outbreak.On April 7, 2020, we filed a Report on Form 6-K with the SEC stating that we are relying on the SEC Order to extend the filing date of our Annual Report on Form 20-F because we were unable to file our Annual Report on Form 20-F by the original deadline of April 30, 2020, due to circumstances related to COVID-19. Specifically, as set forth in the 6-K, COVID-19 caused severe disruptions in travel and transportation and limited access to the our facilities resulting in limited support from our staff which in turn delayed our ability to complete our review and prepare our Annual Report on Form 20-F in a timely manner. Our Form 6-K indicated that we estimated that we will be able to file the Form 20-F on or about June 14, 2020, which is within the additional 45-day period from the original due date provided for in the SEC Order.
Current Fiscal Year End Date	--12-31
Entity Well Known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Shell Company	false
Entity Common Stock, Shares Outstanding	103,573,795
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2019
Document Annual Report	true
Document Transition Report	false
Document Shell Company	false